Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of convertible debentures
The following table summarizes TransGlobe's outstanding long-term debt:

(000s)	December 31, 2017	December 31, 2016
Prepayment agreement	$58,792	$—
Reserves based lending facility	11,207	—
Note payable	—	5,581
	69,999	5,581
Current portion of long-term debt	—	5,581
	$69,999	$11,162
The following table reconciles the changes in TransGlobe's long-term debt:

(000s)
Balance at January 1, 2017	$11,162
Increase in long-term debt - prepayment agreement	73,500
Increase in long-term debt - reserves based lending facility	10,209
Draws on facility	64
Repayment of long-term debt	(26,162)
Amortization of deferred financing costs	329
Effect of movements in foreign exchange rates	897
Balance at December 31, 2017	$69,999
Prepayment Agreement

(000s)	December 31, 2017
Prepayment agreement	$75,000
Repayment of prepayment agreement	(15,000)
Deferred financing costs	(1,208)
58,792
Current portion of long-term debt	—
$58,792

(000s)
Balance at December 31, 2015	$63,848
Fair value adjustment	7,027
Foreign exchange adjustment	1,780
Balance at December 31, 2016	72,655
Repayment	(73,375)
Fair value adjustment	151
Foreign exchange adjustment	569
Balance at December 31, 2017	$—